Program License Fees	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Program license fees
Program License Fees

3. Program License Fees

Program license fees are comprised of the following:

	As of December 31,	As of June 30,
	2010	2011
	(In thousands)
Program license fees — non-affiliates	$552,869	$605,295
Program license fees — Hallmark Cards affiliates	15,000	15,400
Program license fees, at cost	567,869	620,695
Accumulated amortization	(331,792)	(360,004)
Program license fees, net	$236,077	$260,691

License fees payable are comprised of the following:

	As of December 31,	As of June 30,
	2010	2011
	(In thousands)
License fees payable — non-affiliates	$126,375	$142,552
License fees payable — Hallmark Cards affiliates	11,729	11,368
Total license fees payable	138,104	153,920
Less current maturities	(104,286)	(114,678)
Long-term license fees payable	$33,818	$39,242

In the regular course of evaluating the remaining usefulness of its various program licenses, the Company may determine that certain licenses may be of little future program value to it.  In such instances, the Company shortens the estimated remaining lives to zero, thereby accelerating amortization of the remaining net book value.  During the three and six months ended June 30, 2010, such changes in estimates resulted in additional amortization of program license fees of $0 and $227,000, respectively.  During the three and six months ended June 30, 2011, such changes in estimates resulted in additional amortization of program license fees of $600,000.

Under certain license agreements with RHI Entertainment Distribution, LLC (“RHIED”) the Company is obligated to pay $5.3 million through December 1, 2013.  In connection with its reorganization in bankruptcy, RHIED assigned its right to receive these license payments to Hallmark Cards.  During the six months ended June 30, 2011, the Company reclassified $2.5 million from license fees payable (to non-affiliates) to payables to Hallmark Cards affiliates. During the same period the Company remitted payment of $1.3 million to Hallmark Cards.  Therefore, at June 30, 2011, the payable to Hallmark Cards affiliates includes $1.2 million related to this assignment.  The remaining $2.8 million relates to license periods that have not commenced as of June 30, 2011; accordingly, such amount is not reflected in the accompanying condensed consolidated balance sheet.  See Commitments and Contingencies below.

4.   Program license fees

Program license fees are comprised of the following:

	As of December 31,
(In thousands)	2009	2010

Program license fees—other non-affiliates	$597,206	$552,869
Program license fees—Hallmark Cards affiliates	12,668	15,000

Program license fees, at cost	609,874	567,869
Accumulated amortization	(324,717)	(331,792)

Program license fees, net	$285,157	$236,077

Programming costs included in the accompanying consolidated statements of operations for the years ended December 31, 2008, 2009 and 2010, were $140.7 million, $127.5 million and $125.2 million, respectively.

In the regular course of evaluating the remaining usefulness of its various program licenses, the Company may determine that certain licenses may be of little future program value to it. In such instances, the Company shortens the estimated remaining lives to zero, thereby accelerating amortization of the remaining net book values. The Company made no such changes in estimates during the years ended December 31, 2008 and 2009. During the year ended December 31, 2010, such changes in estimates resulted in additional amortization of program license fees of $227,000.

At December 31, 2009 and 2010, $1.8 million and $4.1 million, respectively, of program license fees were included in prepaid and other assets on the accompanying consolidated balance sheets as the Company made payments for the program license fees prior to commencement of the license period.

License fees payable are comprised of the following:

	As of December 31,
(In thousands)	2009	2010

License fees payable—non-affiliates	$171,966	$126,375
License fees payable—Hallmark Cards affiliates	10,409	11,729

Total license fees payable	182,375	138,104
Less current maturities	(99,494)	(104,286)

Long-term license fees payable	$82,881	$33,818